DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivatives Contracts Outstanding	$ 6,700	$ 10,500
Derivative, Forward Contracts Outstanding	$ 3,500	$ 3,500